Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of estimated useful lives

	2023	2022
Buildings and improvements	3.09	3.03
Machinery, equipment and installations	7.87	7.32
Furniture and fixtures	10.08	10.06
IT equipment	21.62	21.03
Lab equipment	9.51	9.59
Security equipment	9.80	10.50
Vehicles	18.81	19.51
Other	16.36	18.09

Schedule of reconciliation of carrying amount

	Land	Buildings and Improvements	Machinery, Equipment and Facilities	Projects and Stoppage in Progress (i)	Other	Total

Balance as of December 31, 2021	688	5,181	26,292	4,449	613	37,223
Acquisitions		2	297	4,644	8	4,951
Additions through acquisition of ER Plastics		21	56			77
Capitalized financial charges				203		203
Foreign currency translation adjustment	(20)	(122)	(656)	(39)	(8)	(845)
Transfers by concluded projects		87	2,688	(2,915)	140
Disposals			(112)	(34)	(3)	(149)
Depreciation		(203)	(3,347)		(147)	(3,697)
Net book value	668	4,966	25,218	6,308	603	37,763
Cost	668	8,528	58,708	6,308	2,317	76,529
Accumulated depreciation		(3,562)	(33,490)		(1,714)	(38,766)
Balance as of December 31, 2022	668	4,966	25,218	6,308	603	37,763

Acquisitions		14	312	3,780	8	4,114
Additions through acquisition of Wise		9	34	1	3	47
Capitalized financial charges				298		298
Foreign currency translation adjustment	(7)	255	189	23	(5)	455
Transfers by concluded projects	2	188	3,100	(3,713)	424
Disposals	(60)	(3)	(180)	(147)	(6)	(397)
Depreciation		(219)	(3,469)		(187)	(3,875)
Net book value	603	5,210	25,204	6,550	840	38,405
Cost	603	9,120	61,307	6,550	2,717	80,295
Accumulated depreciation		(3,910)	(36,103)		(1,877)	(41,890)
Balance as of December 31, 2023	603	5,210	25,204	6,550	840	38,405

(i)	As of December 31, 2023, the main amounts recorded under this item corresponded to expenditures with scheduled maintenance shutdowns at plants in the amount of R$ 2,633 (2022: R$ 2,343), capitalized financial charges in the amount of R$ 345 (2022: R$ 365), inventories of spare parts in the amount of R$ 631 (2022: R$ 567), strategic projects ongoing in Brazil in the amount of R$ 395 (2022: R$ 714) and in Braskem America in the amount of R$ 117 (2022: R$ 126). The remainder amount of R$ 2,429 (2022: R$ 2,193) corresponds mainly to projects for maintaining the production capacity of plants.